Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	5,000,000
Preferred stock, shares outstanding	0	5,000,000
Common stock, shares authorized	1,000,000,000	500,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	82,962,338	82,200,000
Common stock, shares outstanding	82,962,338	82,200,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares designated	10,000,000	10,000,000
Preferred stock, shares issued	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares designated	1,000,000	1,000,000
Preferred stock, stated value	$ 1.00	$ 1.00
Preferred stock, shares issued	266,000	0
Preferred stock, shares outstanding	266,000	0